Financial risks - Contractual obligations and commitments (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 25,379
Lease obligations	1,729
Long-term debt (Note 15)	16,923
Deferred consideration and contingent payments (Note 16)	15,872
Purchase obligations (Note 33)	7,457
Capital commitments (Note 33)	16,584
Total	83,944
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	25,379
Lease obligations	1,089
Long-term debt (Note 15)	11,821
Deferred consideration and contingent payments (Note 16)	3,307
Purchase obligations (Note 33)	7,438
Capital commitments (Note 33)	9,036
Total	58,070
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	517
Long-term debt (Note 15)	3,739
Deferred consideration and contingent payments (Note 16)	6,613
Purchase obligations (Note 33)	19
Capital commitments (Note 33)	7,548
Total	18,436
More than 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	123
Long-term debt (Note 15)	1,363
Deferred consideration and contingent payments (Note 16)	5,952
Total	$ 7,438